Annual Total Returns [BarChart] - First Trust CEF Income Opportunity ETF - First Trust CEF Income Opportunity ETF	Jan. 03, 2022
Bar Chart Table:
2017	16.56%
2018	(9.57%)
2019	28.12%
2020	3.94%